Financial Instruments - Summary of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	$ 9,036,667	$ 8,774,375
Accounts payable
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	1,851,494	1,687,449
Other payables
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	3,711,946	2,053,402
Other payables to related parties
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	2,465,324	1,723,390
Long-term borrowings (including current portion)
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	835,043	1,133,887
Preference share liabilities (including current portion)
Disclosure of financial liabilities [line items]
Non derivative financial liabilities		1,976,365
Guarantee deposits received (classified under other non-current liabilities)
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	69,172	72,768
Other payables (classified under other non-current liabilities)
Disclosure of financial liabilities [line items]
Non derivative financial liabilities	$ 103,688	$ 127,114